Segment Information - Schedule of Adjusted Depreciation and Amortization (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Allocated share based compensation expenses	$ 8.4	$ 8.0	$ 62.5	$ 73.4	$ 70.2
Share-based compensation	12.6	12.2	62.5	73.4	70.2
Starz Business of Lions Gate Entertainment Corp
Allocated share based compensation expenses	5.2	4.0	24.6	25.7	28.0
Share-based compensation	5.2	4.0	24.6	25.7	28.0
Starz Business of Lions Gate Entertainment Corp | Lions Gate Corporate Employee Share Based Compensation
Allocated share based compensation expenses			$ 5.6	$ 9.7	$ 7.8
Share-based compensation	$ 0.7	$ 1.4